Consolidated Statements of Operations and Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues
Revenues	$ 7,290	$ 6,480
Costs
Purchased power (includes $2,513 related party costs; 2019 - $1,818) (Note 29)	3,854	3,111
Operation, maintenance and administration (Notes 4, 29)	1,070	1,181
Depreciation, amortization and asset removal costs (Note 5)	884	878
Total costs	5,808	5,170
Income before financing charges and income tax expense	1,482	1,310
Financing charges (Notes 4, 6)	471	514
Income before income tax expense	1,011	796
Income tax recovery (Note 7)	(785)	(6)
Net income	1,796	802
Other comprehensive loss (Note 8)	(24)	(2)
Comprehensive income	1,772	800
Net income attributable to:
Noncontrolling interest (Note 28)	8	6
Preferred shareholder	18	18
Common shareholder	1,770	778
Net income (loss)	1,796	802
Comprehensive income (loss) attributable to:
Noncontrolling interest (Note 28)	8	6
Preferred shareholder	18	18
Common shareholder	$ 1,746	$ 776
Earnings per common share (Note 26)
Basic (in dollars per share)	$ 2.96	$ 1.30
Diluted (in dollars per share)	2.95	1.30
Dividends per common share declared (Note 22) (in dollars per share)	$ 1.00	$ 0.96
Related Party [Member]
Costs
Purchased power (includes $2,513 related party costs; 2019 - $1,818) (Note 29)	$ 2,513	$ 1,818
Distribution [Member]
Revenues
Revenues	5,507	4,788
Distribution [Member] | Related Party [Member]
Revenues
Revenues	283	282
Transmission [Member]
Revenues
Revenues	1,740	1,652
Transmission [Member] | Related Party [Member]
Revenues
Revenues	1,718	1,637
Other Revenue [Member]
Revenues
Revenues	$ 43	$ 40